Note 19 - Parent Company (Details) - Condensed Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 7,180	$ 7,028	$ 6,281
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	10		32
Other	708	(364)	(355)
Net cash provided by operating activities	7,459	9,897	10,282
FINANCING ACTIVITIES
Net decrease in short-term borrowings	3,999	4,271	(854)
Common stock issued		74	2,329
Cash dividends	2,121	2,097	2,002
Net cash (used for) provided by financing activities	18,709	(22,953)	8,679
(Decrease) increase in cash	(554)	(19,153)	10,956
Cash	25,639	26,193	45,346
Beginning of Year [Member] | Parent Company [Member]
FINANCING ACTIVITIES
Cash	797	1,740	710
End of Year [Member] | Parent Company [Member]
FINANCING ACTIVITIES
Cash	466	797	1,740
Middlefield Banking Company [Member] | Parent Company [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(4,798)	(4,884)	(4,655)
Emerald Bank [Member] | Parent Company [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income		(598)	(240)
EMORECO [Member] | Parent Company [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	26	104	280
Parent Company [Member]
OPERATING ACTIVITIES
Net income	7,180	7,028	6,281
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	4,772	5,378	4,615
Stock-based compensation expense	10		32
Other	(409)	(253)	(885)
Net cash provided by operating activities	2,009	1,397	813
FINANCING ACTIVITIES
Net decrease in short-term borrowings	(759)	(976)	(804)
Common stock issued		74	2,329
Stock options exercised	(50)	(77)
Proceeds from dividend reinvestment plan	590	736	694
Cash dividends	(2,121)	(2,097)	(2,002)
Net cash (used for) provided by financing activities	(2,340)	(2,340)	217
(Decrease) increase in cash	$ (331)	$ (943)	$ 1,030